SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Employee Share based compensation	$ 0	$ 0	$ 0	$ 0
Land easements [Member]
Property plant and equipment estimated useful life	10 years		10 years